Note 5 - Goodwill and Intangible Assets (Details) - Intangible Assets Subject to Amortization (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Successor [Member] Customer Lists [Member]	Dec. 31, 2013 Successor [Member] Developed Technology Rights [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Predecessor [Member] Customer Lists [Member]	Dec. 31, 2012 Predecessor [Member] Developed Technology Rights [Member]	Dec. 31, 2012 Predecessor [Member] Other Intangible Assets [Member]	Dec. 31, 2012 Predecessor [Member]	Mar. 31, 2014 Customer Lists [Member]	Dec. 31, 2013 Customer Lists [Member]	Mar. 31, 2014 Developed Technology Rights [Member]	Dec. 31, 2013 Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 613,400	$ 613,400	$ 458,400	$ 155,000	$ 613,400	$ 276,480	$ 83,760	$ 376	$ 360,616	$ 458,400	$ 458,400	$ 155,000	$ 155,000
Accumulated Amortization and Foreign Exchange	21,223	3,796	(2,290)	(1,506)	(3,796)	(119,120)	(47,883)	(258)	(167,261)	14,992	2,290	6,231	1,506
Net Book Value	$ 592,177	$ 609,604	$ 456,110	$ 153,494	$ 609,604	$ 157,360	$ 35,877	$ 118	$ 193,355	$ 443,408	$ 456,110	$ 148,769	$ 153,494